CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions	6 Months Ended
	Jul. 02, 2011		Jun. 26, 2010
Operating Activities:
Net income	$ 120.9		$ 105.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	25.8		24.8
Equity compensation	6.8		5.2
Amortization and write-off of deferred debt costs	1.2		0.4
Interest rate swap impairment	18.9		0
Net gains on disposal of assets	(0.2)		(0.1)
Provision for bad debts	5.9		6.3
Write-down of inventories	7.4		9.8
Net change in deferred income taxes	(17.0)		(11.1)
Excess tax benefits from share-based payment arrangements	(7.6)		(4.1)
Changes in assets and liabilities:
Accounts and notes receivable	(17.3)		(11.2)
Inventories	(41.3)		(40.1)
Non-trade amounts receivable	1.8		(5.0)
Prepaid expenses	(8.8)		(3.4)
Other assets	(4.1)		(0.3)
Accounts payable and accrued liabilities	(34.5)		2.3
Income taxes payable	(8.2)		4.3
Other liabilities	(3.1)		2.4
Net cash impact from hedging activity	3.2		(0.3)
Other	(0.2)		(0.2)
Net cash provided by operating activities	49.6		84.7
Investing Activities:
Capital expenditures	(25.7)		(20.3)
Proceeds from disposal of property, plant and equipment	2.6		1.6
Net cash used in investing activities	(23.1)		(18.7)
Financing Activities:
Dividend payments to shareholders	(37.6)		(31.5)
Net proceeds from issuance of senior notes	393.3	[1]	0	[1]
Proceeds from exercise of stock options	13.9		9.0
Repurchase of common stock	(130.8)		(26.5)
Repayment of long-term debt and capital lease obligations	(406.4)		(0.9)
Net change in short-term debt	0.1		0
Debt issuance costs	(2.9)		0
Excess tax benefits from share-based payment arrangements	7.6		4.1
Net cash used in financing activities	(162.8)		(45.8)
Effect of exchange rate changes on cash and cash equivalents	3.7		(11.3)
Net change in cash and cash equivalents	(132.6)		8.9
Cash and cash equivalents at beginning of year	248.7		112.4
Cash and cash equivalents at end of period	116.1		121.3
Non-cash debt issuance costs	$ 2.6

[1]	Net proceeds from issuance of senior notes are net of $2.6 million in non-cash debt issuance costs.